Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE GROUP EQUITY FUNDS V
Entity Central Index Key	0000809821
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000006368 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Wealth Builder Fund
Class Name	Class A
Trading Symbol	DDIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Wealth Builder Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$55	1.04%
^	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 831,579,734
Holdings Count | Holding	711	[2]
Advisory Fees Paid, Amount	$ 2,498,974
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$831,579,734
Total number of portfolio holdings*	711
Total advisory fees paid (during reporting period)	$2,498,974
Portfolio turnover rate	32%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	54.64%
Exchange-Traded Funds	14.17%
Corporate Bonds	13.53%
Agency Mortgage-Backed Securities	7.05%
US Treasury Obligations	3.36%
Non-Agency Commercial Mortgage-Backed Securities	2.73%
Non-Agency Collateralized Mortgage Obligations	1.06%
Collateralized Loan Obligations	1.00%
Non-Agency Asset-Backed Securities	0.81%
Municipal Bonds	0.10%
Top 10 equity holdings
NVIDIA	3.68%
Apple	2.65%
Microsoft	2.42%
Broadcom	1.74%
Alphabet Class A	1.60%
Micron Technology	1.41%
Exxon Mobil	1.40%
Cisco Systems	1.29%
Dell Technologies Class C	0.93%
QUALCOMM	0.85%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	3.68%
Apple	2.65%
Microsoft	2.42%
Broadcom	1.74%
Alphabet Class A	1.60%
Micron Technology	1.41%
Exxon Mobil	1.40%
Cisco Systems	1.29%
Dell Technologies Class C	0.93%
QUALCOMM	0.85%

C000006370 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Wealth Builder Fund
Class Name	Class C
Trading Symbol	DDICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Wealth Builder Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$94	1.79%
^	Annualized.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.79%	[3]
Net Assets	$ 831,579,734
Holdings Count | Holding	711	[4]
Advisory Fees Paid, Amount	$ 2,498,974
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$831,579,734
Total number of portfolio holdings*	711
Total advisory fees paid (during reporting period)	$2,498,974
Portfolio turnover rate	32%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	54.64%
Exchange-Traded Funds	14.17%
Corporate Bonds	13.53%
Agency Mortgage-Backed Securities	7.05%
US Treasury Obligations	3.36%
Non-Agency Commercial Mortgage-Backed Securities	2.73%
Non-Agency Collateralized Mortgage Obligations	1.06%
Collateralized Loan Obligations	1.00%
Non-Agency Asset-Backed Securities	0.81%
Municipal Bonds	0.10%
Top 10 equity holdings
NVIDIA	3.68%
Apple	2.65%
Microsoft	2.42%
Broadcom	1.74%
Alphabet Class A	1.60%
Micron Technology	1.41%
Exxon Mobil	1.40%
Cisco Systems	1.29%
Dell Technologies Class C	0.93%
QUALCOMM	0.85%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	3.68%
Apple	2.65%
Microsoft	2.42%
Broadcom	1.74%
Alphabet Class A	1.60%
Micron Technology	1.41%
Exxon Mobil	1.40%
Cisco Systems	1.29%
Dell Technologies Class C	0.93%
QUALCOMM	0.85%

C000006371 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Wealth Builder Fund
Class Name	Class R
Trading Symbol	DDDRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Wealth Builder Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$68	1.29%
^	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.29%	[5]
Net Assets	$ 831,579,734
Holdings Count | Holding	711	[6]
Advisory Fees Paid, Amount	$ 2,498,974
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$831,579,734
Total number of portfolio holdings*	711
Total advisory fees paid (during reporting period)	$2,498,974
Portfolio turnover rate	32%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	54.64%
Exchange-Traded Funds	14.17%
Corporate Bonds	13.53%
Agency Mortgage-Backed Securities	7.05%
US Treasury Obligations	3.36%
Non-Agency Commercial Mortgage-Backed Securities	2.73%
Non-Agency Collateralized Mortgage Obligations	1.06%
Collateralized Loan Obligations	1.00%
Non-Agency Asset-Backed Securities	0.81%
Municipal Bonds	0.10%
Top 10 equity holdings
NVIDIA	3.68%
Apple	2.65%
Microsoft	2.42%
Broadcom	1.74%
Alphabet Class A	1.60%
Micron Technology	1.41%
Exxon Mobil	1.40%
Cisco Systems	1.29%
Dell Technologies Class C	0.93%
QUALCOMM	0.85%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	3.68%
Apple	2.65%
Microsoft	2.42%
Broadcom	1.74%
Alphabet Class A	1.60%
Micron Technology	1.41%
Exxon Mobil	1.40%
Cisco Systems	1.29%
Dell Technologies Class C	0.93%
QUALCOMM	0.85%

C000006372 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Wealth Builder Fund
Class Name	Institutional Class
Trading Symbol	DDIIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Wealth Builder Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$41	0.79%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[7]
Net Assets	$ 831,579,734
Holdings Count | Holding	711	[8]
Advisory Fees Paid, Amount	$ 2,498,974
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$831,579,734
Total number of portfolio holdings*	711
Total advisory fees paid (during reporting period)	$2,498,974
Portfolio turnover rate	32%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	54.64%
Exchange-Traded Funds	14.17%
Corporate Bonds	13.53%
Agency Mortgage-Backed Securities	7.05%
US Treasury Obligations	3.36%
Non-Agency Commercial Mortgage-Backed Securities	2.73%
Non-Agency Collateralized Mortgage Obligations	1.06%
Collateralized Loan Obligations	1.00%
Non-Agency Asset-Backed Securities	0.81%
Municipal Bonds	0.10%
Top 10 equity holdings
NVIDIA	3.68%
Apple	2.65%
Microsoft	2.42%
Broadcom	1.74%
Alphabet Class A	1.60%
Micron Technology	1.41%
Exxon Mobil	1.40%
Cisco Systems	1.29%
Dell Technologies Class C	0.93%
QUALCOMM	0.85%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	3.68%
Apple	2.65%
Microsoft	2.42%
Broadcom	1.74%
Alphabet Class A	1.60%
Micron Technology	1.41%
Exxon Mobil	1.40%
Cisco Systems	1.29%
Dell Technologies Class C	0.93%
QUALCOMM	0.85%

C000240402 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Wealth Builder Fund
Class Name	Class R6
Trading Symbol	DDERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Wealth Builder Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$38	0.72%
^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%	[9]
Net Assets	$ 831,579,734
Holdings Count | Holding	711	[10]
Advisory Fees Paid, Amount	$ 2,498,974
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$831,579,734
Total number of portfolio holdings*	711
Total advisory fees paid (during reporting period)	$2,498,974
Portfolio turnover rate	32%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	54.64%
Exchange-Traded Funds	14.17%
Corporate Bonds	13.53%
Agency Mortgage-Backed Securities	7.05%
US Treasury Obligations	3.36%
Non-Agency Commercial Mortgage-Backed Securities	2.73%
Non-Agency Collateralized Mortgage Obligations	1.06%
Collateralized Loan Obligations	1.00%
Non-Agency Asset-Backed Securities	0.81%
Municipal Bonds	0.10%
Top 10 equity holdings
NVIDIA	3.68%
Apple	2.65%
Microsoft	2.42%
Broadcom	1.74%
Alphabet Class A	1.60%
Micron Technology	1.41%
Exxon Mobil	1.40%
Cisco Systems	1.29%
Dell Technologies Class C	0.93%
QUALCOMM	0.85%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	3.68%
Apple	2.65%
Microsoft	2.42%
Broadcom	1.74%
Alphabet Class A	1.60%
Micron Technology	1.41%
Exxon Mobil	1.40%
Cisco Systems	1.29%
Dell Technologies Class C	0.93%
QUALCOMM	0.85%

C000171462 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Value Fund
Class Name	Class R6
Trading Symbol	DVZRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Small Cap Value Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$38	0.71%
^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%	[11]
Net Assets	$ 3,477,314,917
Holdings Count | Holding	102	[12]
Advisory Fees Paid, Amount	$ 11,752,785
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$3,477,314,917
Total number of portfolio holdings*	102
Total advisory fees paid (during reporting period)	$11,752,785
Portfolio turnover rate	12%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	28.07%
Industrials	21.12%
Consumer Discretionary	9.02%
Real Estate	8.96%
Energy	8.46%
Information Technology	8.15%
Materials	6.17%
Utilities	5.70%
Healthcare	2.39%
Consumer Staples	0.76%

Top 10 equity holdings
TTM Technologies	2.37%
Valley National Bancorp	1.92%
TD SYNNEX	1.86%
First Financial Bancorp	1.85%
Timken	1.76%
Hancock Whitney	1.68%
Old National Bancorp	1.66%
FNB	1.58%
Columbia Banking System	1.51%
Terex	1.43%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
TTM Technologies	2.37%
Valley National Bancorp	1.92%
TD SYNNEX	1.86%
First Financial Bancorp	1.85%
Timken	1.76%
Hancock Whitney	1.68%
Old National Bancorp	1.66%
FNB	1.58%
Columbia Banking System	1.51%
Terex	1.43%

C000006380 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Value Fund
Class Name	Class R
Trading Symbol	DVLRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Small Cap Value Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$71	1.33%
^	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.33%	[13]
Net Assets	$ 3,477,314,917
Holdings Count | Holding	102	[14]
Advisory Fees Paid, Amount	$ 11,752,785
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$3,477,314,917
Total number of portfolio holdings*	102
Total advisory fees paid (during reporting period)	$11,752,785
Portfolio turnover rate	12%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	28.07%
Industrials	21.12%
Consumer Discretionary	9.02%
Real Estate	8.96%
Energy	8.46%
Information Technology	8.15%
Materials	6.17%
Utilities	5.70%
Healthcare	2.39%
Consumer Staples	0.76%

Top 10 equity holdings
TTM Technologies	2.37%
Valley National Bancorp	1.92%
TD SYNNEX	1.86%
First Financial Bancorp	1.85%
Timken	1.76%
Hancock Whitney	1.68%
Old National Bancorp	1.66%
FNB	1.58%
Columbia Banking System	1.51%
Terex	1.43%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
TTM Technologies	2.37%
Valley National Bancorp	1.92%
TD SYNNEX	1.86%
First Financial Bancorp	1.85%
Timken	1.76%
Hancock Whitney	1.68%
Old National Bancorp	1.66%
FNB	1.58%
Columbia Banking System	1.51%
Terex	1.43%

C000006381 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	DEVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Small Cap Value Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$45	0.83%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%	[15]
Net Assets	$ 3,477,314,917
Holdings Count | Holding	102	[16]
Advisory Fees Paid, Amount	$ 11,752,785
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$3,477,314,917
Total number of portfolio holdings*	102
Total advisory fees paid (during reporting period)	$11,752,785
Portfolio turnover rate	12%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	28.07%
Industrials	21.12%
Consumer Discretionary	9.02%
Real Estate	8.96%
Energy	8.46%
Information Technology	8.15%
Materials	6.17%
Utilities	5.70%
Healthcare	2.39%
Consumer Staples	0.76%

Top 10 equity holdings
TTM Technologies	2.37%
Valley National Bancorp	1.92%
TD SYNNEX	1.86%
First Financial Bancorp	1.85%
Timken	1.76%
Hancock Whitney	1.68%
Old National Bancorp	1.66%
FNB	1.58%
Columbia Banking System	1.51%
Terex	1.43%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
TTM Technologies	2.37%
Valley National Bancorp	1.92%
TD SYNNEX	1.86%
First Financial Bancorp	1.85%
Timken	1.76%
Hancock Whitney	1.68%
Old National Bancorp	1.66%
FNB	1.58%
Columbia Banking System	1.51%
Terex	1.43%

C000006373 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Core Fund
Class Name	Class A
Trading Symbol	DCCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Small Cap Core Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$55	1.04%
^	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%	[17]
Net Assets	$ 5,475,450,464
Holdings Count | Holding	134	[18]
Advisory Fees Paid, Amount	$ 18,425,440
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$5,475,450,464
Total number of portfolio holdings*	134
Total advisory fees paid (during reporting period)	$18,425,440
Portfolio turnover rate	9%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	18.94%
Financials	17.84%
Healthcare	16.78%
Information Technology	15.74%
Consumer Discretionary	10.63%
Real Estate	6.40%
Energy	5.14%
Materials	3.46%
Utilities	2.54%
Communication Services	1.52%
Consumer Staples	0.94%

Top 10 equity holdings
Semtech	4.07%
MYR Group	2.03%
Modine Manufacturing	2.00%
Axsome Therapeutics	1.84%
Travere Therapeutics	1.80%
Credo Technology Group Holding	1.78%
Silicon Laboratories	1.66%
Ligand Pharmaceuticals	1.63%
Arcosa	1.57%
ESCO Technologies	1.55%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Semtech	4.07%
MYR Group	2.03%
Modine Manufacturing	2.00%
Axsome Therapeutics	1.84%
Travere Therapeutics	1.80%
Credo Technology Group Holding	1.78%
Silicon Laboratories	1.66%
Ligand Pharmaceuticals	1.63%
Arcosa	1.57%
ESCO Technologies	1.55%

C000006374 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Core Fund
Class Name	Class C
Trading Symbol	DCCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Small Cap Core Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$94	1.79%
^	Annualized.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.79%	[19]
Net Assets	$ 5,475,450,464
Holdings Count | Holding	134	[20]
Advisory Fees Paid, Amount	$ 18,425,440
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$5,475,450,464
Total number of portfolio holdings*	134
Total advisory fees paid (during reporting period)	$18,425,440
Portfolio turnover rate	9%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	18.94%
Financials	17.84%
Healthcare	16.78%
Information Technology	15.74%
Consumer Discretionary	10.63%
Real Estate	6.40%
Energy	5.14%
Materials	3.46%
Utilities	2.54%
Communication Services	1.52%
Consumer Staples	0.94%

Top 10 equity holdings
Semtech	4.07%
MYR Group	2.03%
Modine Manufacturing	2.00%
Axsome Therapeutics	1.84%
Travere Therapeutics	1.80%
Credo Technology Group Holding	1.78%
Silicon Laboratories	1.66%
Ligand Pharmaceuticals	1.63%
Arcosa	1.57%
ESCO Technologies	1.55%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Semtech	4.07%
MYR Group	2.03%
Modine Manufacturing	2.00%
Axsome Therapeutics	1.84%
Travere Therapeutics	1.80%
Credo Technology Group Holding	1.78%
Silicon Laboratories	1.66%
Ligand Pharmaceuticals	1.63%
Arcosa	1.57%
ESCO Technologies	1.55%

C000006375 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Core Fund
Class Name	Class R
Trading Symbol	DCCRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Small Cap Core Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$68	1.29%
^	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.29%	[21]
Net Assets	$ 5,475,450,464
Holdings Count | Holding	134	[22]
Advisory Fees Paid, Amount	$ 18,425,440
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$5,475,450,464
Total number of portfolio holdings*	134
Total advisory fees paid (during reporting period)	$18,425,440
Portfolio turnover rate	9%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	18.94%
Financials	17.84%
Healthcare	16.78%
Information Technology	15.74%
Consumer Discretionary	10.63%
Real Estate	6.40%
Energy	5.14%
Materials	3.46%
Utilities	2.54%
Communication Services	1.52%
Consumer Staples	0.94%

Top 10 equity holdings
Semtech	4.07%
MYR Group	2.03%
Modine Manufacturing	2.00%
Axsome Therapeutics	1.84%
Travere Therapeutics	1.80%
Credo Technology Group Holding	1.78%
Silicon Laboratories	1.66%
Ligand Pharmaceuticals	1.63%
Arcosa	1.57%
ESCO Technologies	1.55%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Semtech	4.07%
MYR Group	2.03%
Modine Manufacturing	2.00%
Axsome Therapeutics	1.84%
Travere Therapeutics	1.80%
Credo Technology Group Holding	1.78%
Silicon Laboratories	1.66%
Ligand Pharmaceuticals	1.63%
Arcosa	1.57%
ESCO Technologies	1.55%

C000006376 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Core Fund
Class Name	Institutional Class
Trading Symbol	DCCIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Small Cap Core Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$42	0.79%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[23]
Net Assets	$ 5,475,450,464
Holdings Count | Holding	134	[24]
Advisory Fees Paid, Amount	$ 18,425,440
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$5,475,450,464
Total number of portfolio holdings*	134
Total advisory fees paid (during reporting period)	$18,425,440
Portfolio turnover rate	9%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	18.94%
Financials	17.84%
Healthcare	16.78%
Information Technology	15.74%
Consumer Discretionary	10.63%
Real Estate	6.40%
Energy	5.14%
Materials	3.46%
Utilities	2.54%
Communication Services	1.52%
Consumer Staples	0.94%

Top 10 equity holdings
Semtech	4.07%
MYR Group	2.03%
Modine Manufacturing	2.00%
Axsome Therapeutics	1.84%
Travere Therapeutics	1.80%
Credo Technology Group Holding	1.78%
Silicon Laboratories	1.66%
Ligand Pharmaceuticals	1.63%
Arcosa	1.57%
ESCO Technologies	1.55%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Semtech	4.07%
MYR Group	2.03%
Modine Manufacturing	2.00%
Axsome Therapeutics	1.84%
Travere Therapeutics	1.80%
Credo Technology Group Holding	1.78%
Silicon Laboratories	1.66%
Ligand Pharmaceuticals	1.63%
Arcosa	1.57%
ESCO Technologies	1.55%

C000171461 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Core Fund
Class Name	Class R6
Trading Symbol	DCZRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Small Cap Core Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$36	0.69%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[25]
Net Assets	$ 5,475,450,464
Holdings Count | Holding	134	[26]
Advisory Fees Paid, Amount	$ 18,425,440
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$5,475,450,464
Total number of portfolio holdings*	134
Total advisory fees paid (during reporting period)	$18,425,440
Portfolio turnover rate	9%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	18.94%
Financials	17.84%
Healthcare	16.78%
Information Technology	15.74%
Consumer Discretionary	10.63%
Real Estate	6.40%
Energy	5.14%
Materials	3.46%
Utilities	2.54%
Communication Services	1.52%
Consumer Staples	0.94%

Top 10 equity holdings
Semtech	4.07%
MYR Group	2.03%
Modine Manufacturing	2.00%
Axsome Therapeutics	1.84%
Travere Therapeutics	1.80%
Credo Technology Group Holding	1.78%
Silicon Laboratories	1.66%
Ligand Pharmaceuticals	1.63%
Arcosa	1.57%
ESCO Technologies	1.55%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Semtech	4.07%
MYR Group	2.03%
Modine Manufacturing	2.00%
Axsome Therapeutics	1.84%
Travere Therapeutics	1.80%
Credo Technology Group Holding	1.78%
Silicon Laboratories	1.66%
Ligand Pharmaceuticals	1.63%
Arcosa	1.57%
ESCO Technologies	1.55%

C000006377 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Value Fund
Class Name	Class A
Trading Symbol	DEVLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Small Cap Value Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$58	1.08%
^	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.08%	[27]
Net Assets	$ 3,477,314,917
Holdings Count | Holding	102	[28]
Advisory Fees Paid, Amount	$ 11,752,785
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$3,477,314,917
Total number of portfolio holdings*	102
Total advisory fees paid (during reporting period)	$11,752,785
Portfolio turnover rate	12%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	28.07%
Industrials	21.12%
Consumer Discretionary	9.02%
Real Estate	8.96%
Energy	8.46%
Information Technology	8.15%
Materials	6.17%
Utilities	5.70%
Healthcare	2.39%
Consumer Staples	0.76%

Top 10 equity holdings
TTM Technologies	2.37%
Valley National Bancorp	1.92%
TD SYNNEX	1.86%
First Financial Bancorp	1.85%
Timken	1.76%
Hancock Whitney	1.68%
Old National Bancorp	1.66%
FNB	1.58%
Columbia Banking System	1.51%
Terex	1.43%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
TTM Technologies	2.37%
Valley National Bancorp	1.92%
TD SYNNEX	1.86%
First Financial Bancorp	1.85%
Timken	1.76%
Hancock Whitney	1.68%
Old National Bancorp	1.66%
FNB	1.58%
Columbia Banking System	1.51%
Terex	1.43%

C000006379 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Value Fund
Class Name	Class C
Trading Symbol	DEVCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Small Cap Value Fund (Fund) for the period of December 1, 2025, to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$98	1.83%
^	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.83%	[29]
Net Assets	$ 3,477,314,917
Holdings Count | Holding	102	[30]
Advisory Fees Paid, Amount	$ 11,752,785
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2026)
Fund net assets	$3,477,314,917
Total number of portfolio holdings*	102
Total advisory fees paid (during reporting period)	$11,752,785
Portfolio turnover rate	12%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	28.07%
Industrials	21.12%
Consumer Discretionary	9.02%
Real Estate	8.96%
Energy	8.46%
Information Technology	8.15%
Materials	6.17%
Utilities	5.70%
Healthcare	2.39%
Consumer Staples	0.76%

Top 10 equity holdings
TTM Technologies	2.37%
Valley National Bancorp	1.92%
TD SYNNEX	1.86%
First Financial Bancorp	1.85%
Timken	1.76%
Hancock Whitney	1.68%
Old National Bancorp	1.66%
FNB	1.58%
Columbia Banking System	1.51%
Terex	1.43%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
TTM Technologies	2.37%
Valley National Bancorp	1.92%
TD SYNNEX	1.86%
First Financial Bancorp	1.85%
Timken	1.76%
Hancock Whitney	1.68%
Old National Bancorp	1.66%
FNB	1.58%
Columbia Banking System	1.51%
Terex	1.43%

[1]	Annualized.
[2]	Excludes cash and cash equivalents.
[3]	Annualized.
[4]	Excludes cash and cash equivalents.
[5]	Annualized.
[6]	Excludes cash and cash equivalents.
[7]	Annualized.
[8]	Excludes cash and cash equivalents.
[9]	Annualized.
[10]	Excludes cash and cash equivalents.
[11]	Annualized.
[12]	Excludes cash and cash equivalents.
[13]	Annualized.
[14]	Excludes cash and cash equivalents.
[15]	Annualized.
[16]	Excludes cash and cash equivalents.
[17]	Annualized.
[18]	Excludes cash and cash equivalents.
[19]	Annualized.
[20]	Excludes cash and cash equivalents.
[21]	Annualized.
[22]	Excludes cash and cash equivalents.
[23]	Annualized.
[24]	Excludes cash and cash equivalents.
[25]	Annualized.
[26]	Excludes cash and cash equivalents.
[27]	Annualized.
[28]	Excludes cash and cash equivalents.
[29]	Annualized.
[30]	Excludes cash and cash equivalents.